Derivative Instruments - Customer-Related Derivative Positions of Company (Detail) - Customer-Related Positions [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Notional Value, Assets	$ 294,310	$ 242,263
Fair Value, Assets	5,552	2,755
Notional Value, Liabilities	282,040	248,893
Fair Value, Liabilities	3,054	1,682
Interest Rate Contracts [Member] | Receive Fixed/Pay Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	144,859	108,560
Fair Value, Assets	$ 3,782	$ 1,865
Derivative Asset Average Remaining Maturity Period	4 years 11 months 4 days	4 years 9 months 29 days
Notional Value, Liabilities	$ 12,027	$ 31,544
Fair Value, Liabilities	$ 99	$ 88
Derivative Liability Average Remaining Maturity Period	8 years 8 months 19 days	3 years 9 months 29 days
Interest Rate Contracts [Member] | Pay Fixed/Receive Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	$ 15,048	$ 28,150
Fair Value, Assets	$ 2	$ 30
Derivative Asset Average Remaining Maturity Period	8 years 5 months 4 days	3 years 9 months 29 days
Notional Value, Liabilities	$ 134,963	$ 101,078
Fair Value, Liabilities	$ 1,239	$ 753
Derivative Liability Average Remaining Maturity Period	4 years 8 months 15 days	4 years 6 months 18 days
Interest Rate Contracts [Member] | Other Derivatives [Member]
Derivative [Line Items]
Notional Value, Assets	$ 9,921	$ 6,895
Fair Value, Assets	$ 6	$ 1
Derivative Asset Average Remaining Maturity Period	3 years 9 months	3 years 5 months 12 days
Notional Value, Liabilities	$ 6,387	$ 6,218
Fair Value, Liabilities	$ 3	$ 2
Derivative Liability Average Remaining Maturity Period	4 years 2 months 19 days	2 years 11 months 23 days
Interest Rate Contracts [Member] | Options [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value, Assets	$ 72,655	$ 46,406
Fair Value, Assets	$ 111	$ 43
Derivative Asset Average Remaining Maturity Period	1 year 4 months 24 days	2 years 21 days
Notional Value, Liabilities	$ 1,454	$ 12,804
Fair Value, Liabilities	$ 46	$ 47
Derivative Liability Average Remaining Maturity Period	2 years 11 months 15 days	1 year 3 months
Interest Rate Contracts [Member] | Options [Member] | Written [Member]
Derivative [Line Items]
Notional Value, Assets	$ 1,736	$ 6,901
Fair Value, Assets	$ 46	$ 49
Derivative Asset Average Remaining Maturity Period	2 years 9 months 3 days	1 year 11 months 4 days
Notional Value, Liabilities	$ 68,205	$ 49,741
Fair Value, Liabilities	$ 81	$ 41
Derivative Liability Average Remaining Maturity Period	1 year 3 months	1 year 9 months 25 days
Interest Rate Contracts [Member] | Futures [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value, Assets	$ 1,851	$ 894
Derivative Asset Average Remaining Maturity Period	1 year 2 months 19 days	2 months 15 days
Notional Value, Liabilities	$ 924
Derivative Liability Average Remaining Maturity Period	18 days
Interest Rate Contracts [Member] | Futures [Member] | Written [Member]
Derivative [Line Items]
Notional Value, Assets		$ 3,874
Fair Value, Assets		$ 1
Derivative Asset Average Remaining Maturity Period		1 year 2 months 4 days
Notional Value, Liabilities	$ 4,090	$ 1,995
Derivative Liability Average Remaining Maturity Period	8 months 19 days	1 year 14 days
Foreign Exchange Rate Contracts [Member] | Forwards, Spots and Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	$ 44,845	$ 36,350
Fair Value, Assets	$ 1,590	$ 748
Derivative Asset Average Remaining Maturity Period	11 months 15 days	11 months 19 days
Notional Value, Liabilities	$ 45,992	$ 36,671
Fair Value, Liabilities	$ 1,565	$ 729
Derivative Liability Average Remaining Maturity Period	1 year 1 month 17 days	1 year 25 days
Foreign Exchange Option [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value, Assets	$ 519	$ 1,354
Fair Value, Assets	$ 14	$ 17
Derivative Asset Average Remaining Maturity Period	10 months 24 days	6 months 14 days
Foreign Exchange Option [Member] | Written [Member]
Derivative [Line Items]
Notional Value, Liabilities	$ 519	$ 1,354
Fair Value, Liabilities	$ 14	$ 17
Derivative Liability Average Remaining Maturity Period	10 months 24 days	6 months 14 days
Credit Contracts [Member]
Derivative [Line Items]
Notional Value, Assets	$ 2,876	$ 2,879
Fair Value, Assets	$ 1	$ 1
Derivative Asset Average Remaining Maturity Period	2 years 9 months	3 years 3 months 10 days
Notional Value, Liabilities	$ 7,479	$ 7,488
Fair Value, Liabilities	$ 7	$ 5
Derivative Liability Average Remaining Maturity Period	3 years 9 months 21 days	4 years 3 months 29 days